Trade and other payables	6 Months Ended
Dec. 31, 2025
Trade and other payables
Trade and other payables

25Trade and other payables

	31 December	30 June	31 December
	2025	2025	2024
	£’000	£’000	£’000
Trade payables	426,792	474,322	396,686
Other payables	9,769	12,660	11,587
Accrued expenses	59,952	57,204	56,279
Social security and other taxes	12,853	20,419	12,484
	509,366	564,605	477,036
Less: non-current portion
Trade payables	184,309	205,163	178,853
Other payables	—	196	585
Non-current trade and other payables	184,309	205,359	179,438
Current trade and other payables	325,057	359,246	297,598

Trade payables include transfer fees and other associated costs in relation to the acquisition of players’ registrations of £422,100,000 (30 June 2025: £447,131,000; 31 December 2024: £390,798,000) of which £184,309,000 (30 June 2025: £205,163,000; 31 December 2024: £178,853,000) is due after more than one year. Of the amount due after more than one year, £130,485,000 (30 June 2025: £140,093,000; 31 December 2024: £117,299,000) is expected to be paid between 1 and 2 years and the balance of £53,824,000 (30 June 2025: £65,070,000; 31 December 2024: £61,554,000) is expected to be paid between 2 and 5 years.

Gross contractual trade payables pre discounting as at 31 December 2025 were £455,525,000 (30 June 2025: £501,195,000; 31 December 2024: £426,736,000). The gross contractual value of other payables is not materially different to their carrying amount.